SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATE (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Period End Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.1265	5.7890	5.7990
Period Average Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.1264	5.8237	5.8186